UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Item 1.	Schedule of Investments.

Schedule of Investments    |    May 31, 2011 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE *
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 160.1%
Economic Development Revenue — 5.3%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2A (AMT), 5.13%, 6/1/22	$500,000	$502,175
Minnesota Agricultural & Economic Development Board, Small Business Program A - Lot 1 (AMT), 5.55%, 8/1/16	400,000	394,400
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	200,000	200,280

		1,096,855

Education Revenue — 20.7%
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	350,000	324,828
Higher Education Facilities, Augsburg College, Series 6J1, 5.00%, 5/1/28	200,000	193,994
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/24	500,000	485,585
Higher Education Facilities, St. Catherine College, Series 5N1, 5.38%, 10/1/32	500,000	492,165
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 7A	1,000,000	1,012,850
5.25%, 4/1/39, Series 6X	300,000	303,732
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	510,000	378,410
University of Minnesota, Series A, 5.25%, 12/1/29	1,000,000	1,113,880

		4,305,444

General Obligations — 11.4%
Crow Wing County Jail, Series B (NATL), 5.00%, 2/1/21	550,000	591,058
Hennepin County, Series D, 5.00%, 12/1/25	1,000,000	1,087,540
Hennepin County Regional Railroad Authority, Limited Tax, Series A, 4.00%, 12/1/31	150,000	148,755
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	350,000	331,128
Rocori Area Schools Independent School District Number 750, Series B (MSDCEP), 5.00%, 2/1/28	200,000	215,272

		2,373,753

Healthcare Revenue — 42.9%
Bemidji Health Care Facilities, North Country Health Services, Series 2002 (RAAI), 5.00%, 9/1/31	1,000,000	890,030
Cuyuna Range Hospital District, Health Facilities, Series 2005, 5.50%, 6/1/35	400,000	355,260
Golden Valley Covenant Retirement Communities, Series A, 5.50%, 12/1/25	600,000	565,236
Marshall Medical Center, Weiner Medical Center Project, Series A, (Pre-refunded 11/1/13 @ 100), 5.35%, 11/1/17 ¯	350,000	385,224
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project, 5.88%, 12/1/29	750,000	761,197
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	750,000	815,820
Minneapolis Health Care Systems, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	400,000	432,812
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	25,000	25,089
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22	400,000	384,756
New Hope Housing & Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	387,596
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	200,000	172,994
Rochester Health Care & Housing, Samaritan Bethany, Series A, 7.38%, 12/1/41	300,000	302,538
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.10%, 9/1/25	500,000	496,810
St. Louis Park Health Care Facilities, Park Nicollet Health Services, 5.75%, 7/1/39	500,000	484,415
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1, 5.25%, 11/15/29	450,000	459,535
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	200,000	178,912
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	470,920	404,916
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	500,500
5.30%, 5/15/28	170,000	164,098
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	250,000	192,915
St. Paul Port Authority, HealthEast Midway Campus, Series A, 5.75%, 5/1/25	600,000	551,430

		8,912,083

Housing Revenue — 36.7%
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	300,000	241,350

MINNESOTA MUNICIPAL INCOME FUND II    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE *
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	$1,190,000	$1,192,094
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	119,129	117,977
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, 5.00%, 8/1/31	1,000,000	1,018,290
Minnesota Housing Finance Agency, Rental Housing, 5.45%, 8/1/41	1,700,000	1,731,484
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	1,000,000	951,150
5.40%, 7/1/30, Series F	240,000	239,993
Minnesota Housing Finance Agency, Series E, 5.10%, 1/1/40	970,000	965,043
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	300,000	249,813
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	268,765
St. Paul Multifamily Housing, Selby Grotto Housing Project, Series 2003 (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	655,079

		7,631,038

Leasing Revenue — 17.4%
Andover Economic Development Authority, Public Facility, Community Center (Crossover refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	295,000	320,066
5.13%, 2/1/24 z	205,000	222,419
Otter Tail County Housing & Redevelopment Authority, Building Lease, Series A, 5.00%, 2/1/19	525,000	552,856
Ramsey County Public Improvement, Series A, 4.75%, 1/1/24	1,000,000	1,005,690
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	100,000	101,050
St. Paul Port Authority, Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,017,290
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	402,868

		3,622,239

Miscellaneous Revenue — 4.1%
Seaway Port Authority of Duluth, Cargill Incorporated Project, 4.20%, 5/1/13	500,000	515,895
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A, 5.00%, 8/1/30	340,000	345,226

		861,121

Recreation Authority Revenue — 1.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	375,000	362,333

Tax Revenue — 0.6%
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27	150,000	131,547

Transportation Revenue — 7.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A,
5.00%, 1/1/19 (AMBAC)	750,000	825,352
5.00%, 1/1/19 (NATL)	750,000	778,088

		1,603,440

Utility Revenue — 11.5%
Chaska Electric, Series A,
5.00%, 10/1/30	500,000	507,745
6.10%, 10/1/30	10,000	10,011
Northern Municipal Power Agency, Minnesota Electric System, Series A (AGC)
5.00%, 1/1/18	400,000	456,956
5.00%, 1/1/20	250,000	277,297
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.00%, 7/1/38	600,000	600,822
Puerto Rico Electric Power Authority, Series VV (NATL), 5.25%, 7/1/29	500,000	489,690
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL), 5.02%, 1/1/26 °	100,000	48,527

		2,391,048

Total Municipal Long-Term Investments (Cost: $33,232,083)		33,290,901

MINNESOTA MUNICIPAL INCOME FUND II    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	SHARES	FAIR VALUE *
Short-Term Investment — 0.2%
Federated Minnesota Municipal Cash Trust, Institutional Shares, 0.02% W (Cost: $42,585)	42,585	$42,585

Total Investments ▲ — 160.3% (Cost: $33,274,668)		33,333,486

Preferred Shares at Liquidation Value — (62.5)%		(13,000,000)

Other Assets and Liabilities, Net — 2.2%		464,662

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$20,798,148

*	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined bythe fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of May 31, 2011, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2011.

W	The rate shown is the annualized seven-day effective yield as of May 31, 2011.

▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $33,274,668. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$904,807
Gross unrealized depreciation	(845,989)
Net unrealized appreciation	$58,818

MINNESOTA MUNICIPAL INCOME FUND II    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

Minnesota Municipal Income Fund II (MXN)

AGC—Assured Guaranty Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax. As of May 31, 2011, the aggregate fair value of securities subject to the AMT was $2,860,774, which represents 13.8% of total net assets applicable to common shares.

FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

RAAI—Radian Asset Assurance Inc.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$33,290,901	$—	$33,290,901
Short-Term Investment	42,585	—	—	42,585

Total Investments	$42,585	$33,290,901	$—	$33,333,486

During the period ended May 31, 2011, the fund recognized no significant transfers between valuation levels.

MINNESOTA MUNICIPAL INCOME FUND II    |    2011 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: July 25, 2011